UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21321
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Pioneer Municipal High Income Trust
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(Exact name of registrant as specified in charter)

60 State Street Boston, MA  02109
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(Address of principal executive offices)

Terrence J. Cullen
60 State Street
Boston, MA  02109
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(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  April 30

Date of reporting period:  July 1, 2013 to June 30, 2014

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Pioneer Municipal High Income Trust

By (Signature and Title)  /s/ Mark D. Goodwin
                         -------------------------
                         Mark D. Goodwin, Executive Vice President

Date  August 20, 2014

===================== Pioneer Municipal High Income Trust ======================

DUTCHESS COUNTY NY INDL DEV AGY

Ticker:                      Security ID:  267041FH9
Meeting Date: APR 23, 2014   Meeting Type: Written Consent
Record Date:  MAR 17, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Accept The Plan                      None      For          Management
2     Opt Out Release                         None      For          Management

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ST JOHNS CNTY FLA INDL DEV AUTH HEALTH CARE REV

Ticker:                      Security ID:  79039NAR9
Meeting Date: FEB 14, 2014   Meeting Type: Written Consent
Record Date:  JAN 03, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Accept The Plan                      None      For          Management

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ST JOHNS CNTY FLA INDL DEV AUTH HEALTH CARE REV

Ticker:                      Security ID:  79039NAS7
Meeting Date: FEB 14, 2014   Meeting Type: Written Consent
Record Date:  JAN 03, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     To Accept The Plan                      None      For          Management

========== END NPX REPORT